--------------------------------------------------------------------------------

INVESTMENT ADVISER Value Line, Inc.
                  220 East 42nd Street
                  New York, NY 10017-5891

DISTRIBUTOR       Value Line Securities, Inc.
                  220 East 42nd Street
                  New York, NY 10017-5891

CUSTODIAN BANK    State Street Bank and Trust Co.
                  225 Franklin Street
                  Boston, MA 02110

SHAREHOLDER       State Street Bank and Trust Co.
SERVICING AGENT   c/o NFDS
                  P.O. Box 419729
                  Kansas City, MO 64141-6729

INDEPENDENT       Price Waterhouse LLP
ACCOUNTANTS       1177 Avenue of the Americas
                  New York, NY 10036

LEGAL COUNSEL     Peter D. Lowenstein, Esq.
                  Two Greenwich Plaza, Suite 100
                  Greenwich, CT 06830

DIRECTORS         Jean Bernhard Buttner
                  Francis C. Oakley
                  Marion N. Ruth
                  Frances T. Newton

OFFICERS          Jean Bernhard Buttner
                  CHAIRMAN AND PRESIDENT
                  Steven M. Yeary
                  VICE PRESIDENT
                  Jerome Kaplan
                  VICE PRESIDENT
                  David T. Henigson
                  VICE PRESIDENT and
                  SECRETARY/TREASURER
                  Jack M. Houston
                  ASSISTANT SECRETARY/TREASURER
                  Stephen La Rosa
                  ASSISTANT SECRETARY/TREASURER

         THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

         THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF609169

                      ------------------------------------

                              SEMI-ANNUAL  REPORT
                      ------------------------------------
                               SEPTEMBER 30, 1996
                    ----------------------------------------

                                   VALUE LINE
                                   SMALL-CAP
                                     GROWTH
                                   FUND, INC.

                                     [LOGO]

VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                                     To Our Value Line Small-Cap
-------------------------------------------

Dear Shareholder:

We are pleased to bring you this semi-annual report for the Value Line Small-Cap Growth Fund (the "Fund"). For the six-months ended September 30, 1996, your Fund achieved a total return of 6.75%, compared to 5.36% for the unmanaged Russell 2000 stock Index, a widely used benchmark for small-company stocks. Since its inception on June 23, 1993, the total return of the Fund has been 68.0% versus 59.6% for the Russell 2000. The Fund has achieved a total return of 17.18%, on an annualized basis, which handily outpaced the 15.4% return for the Russell 2000 since inception.

The small-cap market has proven highly volatile over the past six months. The likelihood of slower economic growth in the months ahead, plus the earlier uncertainty of the national election, has shifted investors' interest to larger, more liquid, stocks. We believe that the investment focus will once again favor smaller stocks, assuming that a pattern of slow and predictable economic growth unfolds over the next few quarters. Earnings and growth prospects should then return as drivers to the stock market, replacing the emotional valuation that had been in place for much of the previous half year.

Your Fund's performance over the last six months benefited from investments in apparel and retail stocks, with less emphasis on the semiconductor and semiconductor capital-equipment issues. Looking ahead, we believe the technology and healthcare sectors will provide solid returns as part of the overall investment strategy of the Fund.

The case for investing in small-cap stocks remains a compelling one. Typically, these companies are more focused in their particular area and have greater growth potential than larger capitalization stocks. Small companies are usually more nimble and can exploit a market niche with greater success. As the historical record has proven, moreover, smaller-cap companies will likely outperform larger-cap stocks over long periods of time.

Our investment strategy remains as it has been: to invest in small-cap stocks that are generating exceptionally good earnings, whose stock-price momentum outpaces that of the market in general, and whose stocks are trading at attractive valuations. Although your Fund is always well diversified across economic sectors, it remains weighted more heavily in the technology, health-care, and capital-goods areas.

We appreciate the trust you have placed in Value Line and the Value Line Small-Cap Growth Fund, and we will work hard to continue to justify your confidence. We look forward to serving your investment needs in the future.

                Sincerely,

                                                     [/S/ JEAN BERNHARD BUTTNER]

                CHAIRMAN AND PRESIDENT

November 11, 1996

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

Growth Fund Shareholders
-------------------------------------------

Economic Observations

The economy appears to be entering a period of somewhat slower growth, with this deceleration in activity likely to persist for at least another several quarters. Recent figures, for example, show that the employment, retail, manufacturing, and housing sectors, albeit still showing some improvement, are not nearly as strong as they had been earlier in the expansion. All of this suggests that real, inflation-adjusted gross domestic product, which increased at a modest 2.2% rate in the third quarter, will advance at a similarly restrained pace over the final three months of this year and through much of 1997.

A slower pace of growth is probably not an unwelcome development at this stage of the business cycle, since such a deceleration would likely help keep labor, energy, and raw materials shortages at bay, thus paving the way for continued moderate levels of inflation. Limited pricing pressures, in turn, would tend to dissuade the Federal Reserve Board from shifting onto a much tighter monetary course. Our sense, for now, is that interest rates will remain relatively stable over the next year.

The danger, though, is that the economy could slow too much, leading, perhaps, to a recession. For now, we do not see such a reversal evolving over the next year. We caution, however, that a business contraction would likely bring to an end the long uptrend in corporate profits, and, most likely, to the bull market as well.

Performance Data:*

                                     Average
                                   Annual Total
                                      Return
                            --------------------------
1 Year ended 9/30/96......            7.51%
From 6/23/93 (commencement
 of operations) to
 9/30/96..................            17.18%

*  THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE

   OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

  Shares                                                                                  Value
--------------------------------------------------------------------------------------------------
                                                                COMMON STOCKS (91.5%)
          AEROSPACE/DEFENSE (2.8%)
    14,300 Rohr, Inc.*................................................................ $   280,638
    12,100 Wyman-Gordon Co.*..........................................................     276,787
                                                                                       -----------
                                                                                           557,425

          AIR TRANSPORT (2.0%)
    14,200 Air Express International Corp.............................................     401,150

          APPAREL (6.8%)
    17,100 Nautica Enterprises, Inc.*.................................................     551,475
     7,000 St. John Knits, Inc........................................................     350,875
     7,200 Tommy Hilfiger Corp.*......................................................     426,600
                                                                                       -----------
                                                                                         1,328,950

          BANK (1.3%)
     2,800 Zions Bancorporation.......................................................     247,800

          CEMENT (1.3%)
     4,400 Texas Industries, Inc......................................................     263,450

          COMPUTER & PHERIPHERALS (2.8%)
     9,700 SCI Systems, Inc.*.........................................................     545,625

          COMPUTER SOFTWARE & SERVICES (9.8%)
     9,000 America Online, Inc.*......................................................     320,625
    11,400 FIserv, Inc.*..............................................................     436,050
    11,800 National Data Corp.........................................................     514,775
     6,600 Network General Corp.*.....................................................     150,975
     6,600 Sterling Software Inc.*....................................................     504,075
                                                                                       -----------
                                                                                         1,926,500

          DIVERSIFIED COMPANIES (0.6%)
     3,600 Valmont Industries, Inc....................................................     122,850

          ELECTRONICS (1.7%)
     8,600 Safeguard Scientifics, Inc.*...............................................     342,925

          ENVIRONMENTAL (3.2%)
     6,200 Ionics, Inc.*..............................................................     292,175
     9,400 United Waste Systems, Inc.*................................................     326,650
                                                                                       -----------
                                                                                           618,825

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                                  September 30, 1996 (unaudited)
-------------------------------------------

  Shares                                                                                  Value
--------------------------------------------------------------------------------------------------
          FINANCIAL SERVICES (4.7%)
     1,900 Aames Financial Corp....................................................... $    95,712
     4,800 FINOVA Group, Inc..........................................................     288,000
    20,000 Money Store, Inc. (The)....................................................     530,000
                                                                                       -----------
                                                                                           913,712

          FOOD WHOLESALERS (1.0%)
     5,000 Richfood Holdings, Inc.....................................................     186,250

          FURNITURE/HOME FURNISHNGS (1.5%)
     5,000 Bush Industries, Inc.......................................................      91,875
     5,200 HON Industries, Inc........................................................     206,700
                                                                                       -----------
                                                                                           298,575

          HEALTHCARE INFORMATION SYSTEMS (1.6%)
     8,400 Medic Computer Systems, Inc.*..............................................     305,550

          HOTEL/GAMING (0.6%)
     6,000 La Quinta Inns, Inc........................................................     117,000

          INDUSTRIAL SERVICES (0.6%)
     4,500 Primark Corp.*.............................................................     123,188

          INSURANCE-PROPERTY/CASUALTY (2.2%)
    10,670 Frontier Insurance Group, Inc..............................................     425,466

          MANUFACTURED HOUSING/RECREATIONAL VEHICLES (6.5%)
    19,800 Champion Enterprises, Inc.*................................................     447,975
    15,400 Oakwood Homes Corp.........................................................     423,500
    14,000 Redman Industries, Inc.*...................................................     392,000
                                                                                       -----------
                                                                                         1,263,475

          MEDICAL SERVICES (9.0%)
     9,600 HealthCare COMPARE Corp.*..................................................     454,800
    19,000 Omnicare, Inc..............................................................     579,500
    18,800 RoTech Medical Corp.*......................................................     310,200
    12,600 Vivra, Inc.*...............................................................     411,075
                                                                                       -----------
                                                                                         1,755,575

          MEDICAL SUPPLIES (2.9%)
    12,900 Invacare Corp..............................................................     361,200
     9,600 Nellcor-Puritan Bennett, Inc.*.............................................     211,200
                                                                                       -----------
                                                                                           572,400

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

  Shares                                                                                  Value
--------------------------------------------------------------------------------------------------
          METAL FABRICATING (1.4%)
     8,500 Oregon Metallurgical Corp.*................................................ $   276,250

          NEWSPAPER (0.5%)
     3,500 Harte-Hanks Communications, Inc............................................      97,563

          OFFICE EQUIPMENT & SUPPLIES (3.5%)
    22,500 Reynolds & Reynolds Co. Class "A"..........................................     587,813
     4,462 Staples, Inc.*.............................................................      99,000
                                                                                       -----------
                                                                                           686,813

          OILFIELD SERVICES/EQUIPMENT (2.1%)
     9,300 Helmerich & Payne, Inc.....................................................     405,713

          PACKAGING & CONTAINER (2.6%)
    13,500 Sealed Air Corp.*..........................................................     502,875

          PRECISION INSTRUMENT (4.5%)
    15,100 Checkpoint Systems, Inc.*..................................................     400,150
    16,500 Sybron International Corp.*................................................     478,500
                                                                                       -----------
                                                                                           878,650

          RESTAURANT (2.2%)
    10,600 Applebee's International, Inc..............................................     280,900
     9,700 VICORP Restaurants, Inc.*..................................................     140,650
                                                                                       -----------
                                                                                           421,550

          RETAIL-SPECIAL LINES (4.2%)
    11,250 Claire's Stores Inc........................................................     240,469
     5,700 Men's Wearhouse, Inc. (The)*...............................................     142,500
    11,200 Tiffany & Co...............................................................     448,000
                                                                                       -----------
                                                                                           830,969

          RETAIL-BUILDING SUPPLY (0.5%)
     3,900 Eagle Hardware & Garden, Inc.*.............................................     105,300

          RETAIL STORE (1.6%)
     7,600 Consolidated Stores Corp.*.................................................     304,000

          TELECOMMUNICATION SERVICES (3.0%)
     4,800 ACC Corp. Class A*.........................................................     226,800
    11,800 Billing Info Concepts Corp.*...............................................     262,550
    11,800 U.S. Long Distance Corp.*..................................................     105,462
                                                                                       -----------
                                                                                           594,812

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                                  September 30, 1996 (unaudited)
-------------------------------------------

Shares or
Principal
  Amount                                                                                  Value
-------------------------------------------------------------------------------------------------------------
             THRIFT (2.5%)
    20,000   Cal Fed Bancorp Inc.*..............................................................  $   465,000
     2,000   California Federal Bank, F.S.B. (CLR)+*............................................       22,750
                                                                                                  -----------
                                                                                                      487,750

             TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (91.5%)
               (COST 14,110,552)................................................................  $17,908,936
                                                                                                  -----------

                                        REPURCHASE AGREEMENT (7.1%) (including accrued interest)

 $1,400,000  Collateralized by $1,425,000 U.S. Treasury Notes 5 1/4%, due 12/31/97, with a value of $1,433,461 (with State Street Bank & Trust Co., Inc. 5.40%, dated 9/30/96, due
               10/1/96, delivery value $1,400,210)..............................................    1,400,210

CASH AND OTHER ASSETS OVER LIABILITIES (1.4%)..................................................       274,052
                                                                                                  -----------

NET ASSETS (100%)...............................................................................  $19,583,198
                                                                                                  -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($19,583,198  DIVIDED BY
1,214,270 SHARES OUTSTANDING)...................................................................  $     16.13
                                                                                                  -----------

*  NON-INCOME PRODUCING

+  CONTIGENT LITIGATION RECOVERY CERTIFICATE

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                      Statement of Operations
Statement of Assets and Liabilities
                                      for the six months ended
at September 30, 1996 (unaudited)
                                      September 30, 1996 (unaudited)
------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$14,110,552)..................  $17,908,936
Repurchase agreement
  (Cost--$1,400,210)...................    1,400,210
Cash...................................       65,747
Receivable for investments sold........      448,860
Deferred organization costs (note 2)...       22,882
Dividends receivable...................        4,640
Receivable for capital shares sold.....        1,400
                                         -----------
    Total Assets.......................   19,852,675
                                         -----------
Liabilities:
Payable for securities purchased.......      216,000
Accrued expenses:
  Advisory fee payable.................       11,511
  Plan fee payable.....................        3,837
  Other................................       38,129
                                         -----------
    Total Liabilities..................      269,477
                                         -----------
Net Assets.............................  $19,583,198
                                         -----------
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000, outstanding
  1,214,270 shares)....................  $     1,215
Additional paid-in capital.............   13,227,516
Accumulated investment loss--net.......     (120,130)
Accumulated net realized gain on
  investments..........................    2,676,213
Unrealized net appreciation of
  investments..........................    3,798,384
                                         -----------
Net Assets.............................  $19,583,198
                                         -----------
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share
  ($19,583,198 DIVIDED BY 1,214,270
  shares outstanding)..................  $     16.13
                                         -----------

Investment Income:
Dividend income.........................  $   31,364
Interest income.........................      24,082
                                          ----------
    Total Income........................      55,446
                                          ----------

Expenses:
Advisory fee............................      72,521
Service and distribution plan fee.......      24,173
Auditing and legal fees.................      19,947
Accounting and bookkeeping expense......      16,195
Custodian fees..........................      10,487
Directors' fees and expenses............       9,150
Registration and filing fees............       8,972
Amortization of deferred organization
  costs (note 2)........................       6,647
Printing................................       5,856
Transfer agent fees.....................       3,660
Other...................................       3,331
                                          ----------
    Total Expenses Before Expense
     Offset.............................     180,939
    Less: Expense Offset................      (5,363)
                                          ----------
    Net Expenses........................     175,576
                                          ----------
Investment Loss--Net....................    (120,130)
                                          ----------

Realized and Unrealized Gain (Loss) on
  Investments--Net:
  Realized Gain--Net....................   1,661,167
  Change in Unrealized Appreciation.....    (371,796)
                                          ----------
Net Realized Gain and Net Unrealized
  Appreciation (Depreciation) of
  Investments...........................   1,289,371
                                          ----------
Net Increase in Net Assets from
  Operations............................  $1,169,241
                                          ----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

Statement of Changes in Net Assets
for the six months ended September 30, 1996 (unaudited), and for the year ended March 31, 1996
------------------------------------------------------------------------

                                                                             Six Months Ended    Year Ended
                                                                            September 30, 1996    March 31,
                                                                               (unaudited)          1996
                                                                            ---------------------------------
Operations:
  Investment loss--net....................................................     $   (120,130)     $  (194,061)
  Realized gain on investments--net.......................................        1,661,167        1,669,533
  Net unrealized (depreciation) appreciation..............................         (371,796)       1,607,589
                                                                            ---------------------------------
  Net increase in net assets from operations..............................        1,169,241        3,083,061
                                                                            ---------------------------------

Distributions to Shareholders:
  Realized gains--net.....................................................        --                (132,864 )
                                                                            ---------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares........................................          869,967        5,517,098
  Net proceeds from reinvestment of distributions to shareholders.........        --                 130,221
  Cost of shares repurchased..............................................       (1,561,667   )   (1,984,247 )
                                                                            ---------------------------------
  (Decrease) Increase from capital share transactions.....................         (691,700   )    3,663,072
                                                                            ---------------------------------
  Total Increase..........................................................          477,541        6,613,269

Net Assets:
  Beginning of period.....................................................       19,105,657       12,492,388
                                                                            ---------------------------------
  End of period...........................................................  $    19,583,198     $ 19,105,657
                                                                            ---------------------------------
  Accumulated investment loss--net, at end of period......................  $      (120,130   ) $    --
                                                                            ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

Notes to Financial Statements (unaudited)
-------------------------------------------

1.Significant Accounting Policies

Value Line Small-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment loss, net realized gain (loss), and net assets are not affected. In the current year the net investment loss of $194,061 was reclassified within the composition of net assets to accumulated net realized gain on investments.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.Organization Cost

Costs of $66,890 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

-------------------------------------------
rata portion of any unamortized deferred organizational expenses in the same porportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.Capital Share Transactions

Transactions in capital stock were as follows:

                        Six Months Ended    Year Ended
                       September 30, 1996    March 31,
                           (unaudited)         1996
                       --------------------------------
Shares sold..........          56,353          382,670
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions......          --                9,151
                       --------------------------------
                               56,353          391,821
Shares repurchased...         106,891          140,214
                       --------------------------------
Net (decrease)
  increase...........         (50,538     )    251,607
                       --------------------------------

4.Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                  Six Months Ended
                                 September 30, 1996
                                     (unaudited)
                                 -------------------
PURCHASES:
Investment Securities..........     $   9,091,192
                                 -------------------
SALES:
Investment Securities..........  $     10,874,351
                                 -------------------

At September 30, 1996, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes is $15,510,762. The aggregate appreciation and depreciation of investments at September 30, 1996, based on a comparison of investment values and their costs for federal income tax purposes, is $4,055,662 and $257,278, respectively, resulting in a net appreciation of $3,798,384.

5.Advisory Fees, Service and Distribution Plan Fees and
  Transactions With Affiliates

An advisory fee of $72,521 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1996. The fee was computed at the rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded.

A fee of $2,880 for printing services was paid or payable to the Adviser for the six months ended September 30, 1996.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1996, fees amounting to $24,173 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund.

At September 30, 1996, the Adviser and/or affiliated companies owned 1,014,240 shares of the Fund's capital stock, representing 84% of the outstanding shares.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

Financial Highlights
-------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                                                            Years Ended March     June 23, 1993
                                                                        Six Months Ended           31,           (commencement of
                                                                         Sept. 30, 1996    -------------------    operations) to
                                                                          (unaudited)        1996       1995      March 31, 1994
                                                                        ---------------------------------------------------------

Net asset value, beginning of period..................................       $15.11         $12.33     $11.80        $10.00
                                                                        ---------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment (loss) income....................................         (.10)          (.18)      (.19)(2)        .02(1)
      Net gains or losses on securities (both realized and
        unrealized)...................................................         1.12           3.08       1.05          1.81
                                                                        ---------------------------------------------------------
      Total from investment operations................................         1.02           2.90        .86          1.83
                                                                        ---------------------------------------------------------
   LESS DISTRIBUTIONS:
      Dividends from net investment income............................           --             --         --          (.02)
      Distributions from capital gains................................           --           (.12)      (.33)         (.01)
                                                                        ---------------------------------------------------------
      Total distributions.............................................           --           (.12)      (.33)         (.03)
                                                                        ---------------------------------------------------------
Net asset value, end of period........................................       $16.13         $15.11     $12.33        $11.80
                                                                        ---------------------------------------------------------
Total return..........................................................         6.75%+        23.58%      7.57%        18.36%+
                                                                        ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..............................      $19,583        $19,106    $12,492        $9,823
Ratio of operating expenses to average net assets.....................         1.81%*         2.15%      2.48%(2)       0.61%*(1)
Ratio of net investment (loss) income to average net assets...........        (1.24)%*       (1.27)%    (1.63%)(2)       0.26%*(1)
Portfolio turnover rate...............................................           50%+           57%        30%           74%+
Average commission rate paid per share of common stock investments
  purchased/sold......................................................      $   .05(3)

(1)NET OF EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, THE INVESTMENT LOSS-NET PER SHARE WOULD HAVE BEEN $(.12), THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.45%* AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.57%)*.

(2)NET OF EXPENSE REIMBURSEMENT BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, THE INVESTMENT LOSS-NET PER SHARE WOULD HAVE BEEN $(.20), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.52% AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.67%).

(3)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
   1995.

+  NOT ANNUALIZED

*  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.

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